Capital Management and Risk Policies Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020
Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	$ 47,598,980
Sensitivity analysis amount	48,122,889
Retail, Retail Like and Wholesale [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	37,966,376
Sensitivity analysis amount	38,490,285
Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	9,632,604
Sensitivity analysis amount	$ 9,632,604
Regular Scenario[member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	70.00%	70.00%
Sensitivity analysis rate	45.00%	45.00%
Macroeconomic scenario probability			70.00%
GDP	0.00%	0.00%
Unemployment Rate	3.00%	3.00%
Real Salary	(4.00%)	(4.00%)
Badlar	25.00%	25.00%
Consumer Price Index	5.00%	5.00%
Positive Scenario [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%	15.00%
Sensitivity analysis rate	10.00%	10.00%
Macroeconomic scenario probability	15.00%	15.00%
GDP	0.00%	0.00%
Unemployment Rate	1.00%	1.00%
Real Salary	(2.00%)	(2.00%)
Badlar	10.00%	10.00%
Consumer Price Index	1.00%	1.00%
Positive Scenario [member] | Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 48,411,267
Positive Scenario [member] | Retail, Retail Like and Wholesale [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		38,778,663
Positive Scenario [member] | Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 9,632,604
Negative Scenario [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%	15.00%
Sensitivity analysis rate	45.00%	45.00%
Macroeconomic scenario probability			15.00%
GDP	0.00%	0.00%
Unemployment Rate	4.00%	4.00%
Real Salary	(5.00%)	(5.00%)
Badlar	60.00%	60.00%
Consumer Price Index	7.00%	7.00%